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                                 SchwabFunds(R)
                              101 Montgomery Street
                             San Francisco, CA 94104

                                November 18, 2005
VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Schwab Investments
     File Nos. 33-37459 and 811-6200

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Prospectuses and Statements of Additional Information, dated November 15, 2005, for the Schwab YieldPlus Fund(R), Schwab Short-Term Bond Market Fund(TM), Schwab Total Bond Market Fund(TM), Schwab GNMA Fund(TM), Schwab Tax-Free YieldPlus Fund(TM), Schwab Short/Intermediate Tax-Free Bond Fund(TM), Schwab Long-Term Tax-Free Bond Fund(TM), Schwab California Tax-Free YieldPlus Fund(TM), Schwab California Short/Intermediate Tax-Free Bond Fund(TM), and Schwab California Long-Term Tax-Free Bond Fund(TM) do not differ from those filed in the most recent Post-Effective Amendment No.60, which was filed electronically.


Sincerely,
s/Steven Schantz
----------------
Steven Schantz
Vice President and Senior Counsel
Charles Schwab Investment Management, Inc.